UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09607

Fairholme Funds, Inc.

(Exact name of registrant as specified in charter)

4400 Biscayne Blvd., 9th Floor

Miami, FL 33137

(Address of principal executive offices) (Zip code)

Bruce R. Berkowitz

4400 Biscayne Blvd., 9th Floor

Miami, FL 33137

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-866-202-2263

Date of fiscal year end: November 30

Date of reporting period: July 1, 2015 – June 30, 2016

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant’s proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

PROXY VOTING RECORD

REGISTRANT NAME: FAIRHOLME FUNDS, INC.

INVESTMENT COMPANY ACT FILE NUMBER:  811-09607

REPORTING PERIOD: 07/01/2015 - 06/30/2016

REGISTRANT ADDRESS: 4400 Biscayne Boulevard 9th Floor, Miami, FL 33137

NAME OF SERIES (AS APPLICABLE):  THE FAIRHOLME FUND

The Fairholme Fund Proxy Voting Report

BANK OF AMERICA CORPORATION

Security	060505104	Meeting Type	Special

Ticker Symbol	BAC	Meeting Date	22-Sep-2015

ISIN	US0605051046	Agenda	934269172 - Management

Item	Proposal	Proposed by	Vote	For/Against Management

01	RESOLVED, THAT THE BANK OF AMERICA CORPORATION STOCKHOLDERS HEREBY RATIFY THE OCTOBER 1, 2014 AMENDMENTS TO THE COMPANY’S BYLAWS THAT PERMIT THE COMPANY’S BOARD OF DIRECTORS THE DISCRETION TO DETERMINE THE BOARD’S LEADERSHIP STRUCTURE, INCLUDING APPOINTING AN INDEPENDENT CHAIRMAN, OR APPOINTING A LEAD INDEPENDENT DIRECTOR WHEN THE CHAIRMAN IS NOT AN INDEPENDENT DIRECTOR.	MANAGEMENT	FOR	FOR

FIDELITY MONEY MARKET PORTFOLIO

Security	31607A109	Meeting Type	Special

Ticker Symbol	FNSXX	Meeting Date	12-Feb-2016

ISIN	US31607A1097	Agenda	934286421 - Management

Item	Proposal	Proposed by	Vote	For/Against Management

1.	DIRECTOR	MANAGEMENT

	1 ELIZABETH S. ACTON		FOR	FOR

	2 JOHN ENGLER		FOR	FOR

	3 ALBERT R. GAMPER, JR.		FOR	FOR

	4 ROBERT F. GARTLAND		FOR	FOR

	5 ABIGAIL P. JOHNSON		FOR	FOR

	6 ARTHUR E. JOHNSON		FOR	FOR

	7 MICHAEL E. KENNEALLY		FOR	FOR

	8 JAMES H. KEYES		FOR	FOR

	9 MARIE L. KNOWLES		FOR	FOR

	10 GEOFFREY A. VON KUHN		FOR	FOR

SEARS CANADA INC.

Security	81234D109	Meeting Type	Annual and Special Meeting

Ticker Symbol	SRSC	Meeting Date	27-Apr-2016

ISIN	CA81234D1096	Agenda	934355098 - Management

Item	Proposal	Proposed by	Vote	For/Against Management

01	DIRECTOR	MANAGEMENT

	1 R. RAJA KHANNA		FOR	FOR

	2 CARRIE KIRKMAN		FOR	FOR

	3 DEBORAH E. ROSATI		FOR	FOR

	4 ANAND A. SAMUEL		FOR	FOR

	5 GRAHAM SAVAGE		FOR	FOR

	6 S. JEFFREY STOLLENWERCK		FOR	FOR

	7 BRANDON G. STRANZL		FOR	FOR

02	IN RESPECT OF THE APPOINTMENT OF DELOITTE LLP AS THE CORPORATION’S AUDITORS, AND AUTHORIZING THE BOARD OF DIRECTORS OF THE CORPORATION TO SET THE AUDITORS’ REMUNERATION.	MANAGEMENT	FOR	FOR

03	APPROVING THE OMNIBUS EQUITY INCENTIVE PLAN, AS MORE FULLY DESCRIBED IN THE ACCOMPANYING MANAGEMENT PROXY CIRCULAR.	MANAGEMENT	FOR	FOR

MRC GLOBAL INC.

Security	55345K103	Meeting Type	Annual

Ticker Symbol	MRC	Meeting Date	28-Apr-2016

ISIN	US55345K1034	Agenda	934342700 - Management

Item	Proposal	Proposed by	Vote	For/Against Management

1.	DIRECTOR	MANAGEMENT

	1 ANDREW R. LANE		FOR	FOR

	2 LEONARD M. ANTHONY		FOR	FOR

	3 RHYS J. BEST		FOR	FOR

	4 BARBARA J. DUGANIER		FOR	FOR

	5 CRAIG KETCHUM		FOR	FOR

	6 GERARD P. KRANS		FOR	FOR

	7 CORNELIS A. LINSE		FOR	FOR

	8 JOHN A. PERKINS		FOR	FOR

	9 H.B. WEHRLE, III		FOR	FOR

	10 ROBERT L. WOOD		FOR	FOR

2.	APPROVE A NON-BINDING ADVISORY RESOLUTION APPROVING THE COMPANY’S NAMED EXECUTIVE OFFICER COMPENSATION.	MANAGEMENT	FOR	FOR

3.	RATIFICATION OF ERNST & YOUNG LLP AS OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR 2016.	MANAGEMENT	FOR	FOR

SERITAGE GROWTH PROPERTIES

Security	81752R100	Meeting Type	Annual

Ticker Symbol	SRG	Meeting Date	3-May-16

ISIN	US81752R1005	Agenda	934374593 - Management

Item	Proposal	Proposed by	Vote	For/Against Management

1.1	ELECTION OF CLASS I TRUSTEE: DAVID S. FAWER	MANAGEMENT	FOR	FOR

1.2	ELECTION OF CLASS I TRUSTEE: THOMAS M. STEINBERG	MANAGEMENT	FOR	FOR

2	PROPOSAL TO RATIFY THE APPOINTMENT OF DELOITTE & TOUCHE LLP AS OUR INDEPENDENT PUBLIC ACCOUNTING FIRM FOR FISCALY YEAR 2016	MANAGEMENT	FOR	FOR

SEARS HOLDINGS CORPORATION

Security	812350106	Meeting Type	Annual

Ticker Symbol	SHLD	Meeting Date	11-May-2016

ISIN	US8123501061	Agenda	934360075 - Management

Item	Proposal	Proposed by	Vote	For/Against Management

1.	DIRECTOR	MANAGEMENT

	1 CESAR L. ALVAREZ		FOR	FOR

	2 BRUCE R. BERKOWITZ		FOR	FOR

	3 PAUL G. DEPODESTA		FOR	FOR

	4 ALESIA J. HAAS		FOR	FOR

	5 KUNAL S. KAMLANI		FOR	FOR

	6 WILLIAM C. KUNKLER, III		FOR	FOR

	7 EDWARD S. LAMPERT		FOR	FOR

	8 STEVEN T. MNUCHIN		FOR	FOR

	9 ANN N. REESE		FOR	FOR

	10 THOMAS J. TISCH		FOR	FOR

2.	ADVISORY VOTE TO APPROVE THE COMPENSATION OF OUR NAMED EXECUTIVE OFFICERS.	MANAGEMENT	FOR	FOR

3.	RATIFY THE APPOINTMENT BY THE AUDIT COMMITTEE OF DELOITTE & TOUCHE LLP AS THE COMPANY’S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR FISCAL YEAR 2016.	MANAGEMENT	FOR	FOR

LANDS’ END, INC.

Security	51509F105	Meeting Type	Annual

Ticker Symbol	LE	Meeting Date	12-May-2016

ISIN	US51509F1057	Agenda	934360835 - Management

Item	Proposal	Proposed by	Vote	For/Against Management

1.	DIRECTOR	MANAGEMENT

	1 ROBERT GALVIN		FOR	FOR

	2 ELIZABETH DARST LEYKUM		FOR	FOR

	3 JOSEPHINE LINDEN		FOR	FOR

	4 FEDERICA MARCHIONNI		FOR	FOR

	5 JOHN T. MCCLAIN		FOR	FOR

	6 JIGNESH PATEL		FOR	FOR

	7 JONAH STAW		FOR	FOR

2.	ADVISORY VOTE TO APPROVE THE COMPENSATION OF OUR NAMED EXECUTIVE OFFICERS.	MANAGEMENT	FOR	FOR

3.	RATIFY THE APPOINTMENT BY THE AUDIT COMMITTEE OF DELOITTE & TOUCHE LLP AS THE COMPANY’S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR FISCAL YEAR 2016.	MANAGEMENT	FOR	FOR

THE ST. JOE COMPANY

Security	790148100	Meeting Type	Annual

Ticker Symbol	JOE	Meeting Date	17-May-2016

ISIN	US7901481009	Agenda	934366902 - Management

Item	Proposal	Proposed by	Vote	For/Against Management

1A.	ELECTION OF DIRECTOR: CESAR L. ALVAREZ	MANAGEMENT	FOR	FOR

1B.	ELECTION OF DIRECTOR: BRUCE R. BERKOWITZ	MANAGEMENT	FOR	FOR

1C.	ELECTION OF DIRECTOR: HOWARD S. FRANK	MANAGEMENT	FOR	FOR

1D.	ELECTION OF DIRECTOR: JORGE L. GONZALEZ	MANAGEMENT	FOR	FOR

1E.	ELECTION OF DIRECTOR: STANLEY MARTIN	MANAGEMENT	FOR	FOR

1F.	ELECTION OF DIRECTOR: THOMAS P. MURPHY, JR.	MANAGEMENT	FOR	FOR

1G.	ELECTION OF DIRECTOR: VITO S. PORTERA	MANAGEMENT	FOR	FOR

2.	RATIFICATION OF THE APPOINTMENT OF KPMG LLP AS OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE 2016 FISCAL YEAR.	MANAGEMENT	FOR	FOR

3.	APPROVAL, ON AN ADVISORY BASIS, OF THE COMPENSATION OF OUR NAMED EXECUTIVE OFFICERS.	MANAGEMENT	FOR	FOR

NOW INC.

Security	67011P100	Meeting Type	Annual

Ticker Symbol	DNOW	Meeting Date	25-May-2016

ISIN	US67011P1003	Agenda	934395597 - Management

Item	Proposal	Proposed by	Vote	For/Against Management

1A.	ELECTION OF DIRECTOR: MICHAEL FRAZIER	MANAGEMENT	FOR	FOR

1B.	ELECTION OF DIRECTOR: J. WAYNE RICHARDS	MANAGEMENT	FOR	FOR

1C.	ELECTION OF DIRECTOR: ROBERT WORKMAN	MANAGEMENT	FOR	FOR

2.	RATIFICATION OF APPOINTMENT OF ERNST & YOUNG LLP AS INDEPENDENT AUDITORS FOR 2016.	MANAGEMENT	FOR	FOR

3.	APPROVAL OF COMPENSATION OF OUR NAMED EXECUTIVE OFFICERS.	MANAGEMENT	FOR	FOR

SEARS HOMETOWN AND OUTLET STORES, INC.

Security	812362101	Meeting Type	Annual

Ticker Symbol	SHOS	Meeting Date	25-May-2016

ISIN	US8123621018	Agenda	934395624 - Management

Item	Proposal	Proposed by	Vote	For/Against Management

1.	DIRECTOR	MANAGEMENT

	1 E.J. BIRD		FOR	FOR

	2 JAMES F. GOOCH		FOR	FOR

	3 JOSEPHINE LINDEN		FOR	FOR

	4 WILLIAM K. PHELAN		FOR	FOR

	5 WILL POWELL		FOR	FOR

	6 DAVID ROBBINS		FOR	FOR

2.	APPROVE, ON AN ADVISORY BASIS, THE COMPENSATION OF OUR NAMED EXECUTIVE OFFICERS.	MANAGEMENT	FOR	FOR

3.	RATIFY THE APPOINTMENT BY THE AUDIT COMMITTEE OF BDO USA, LLP AS THE COMPANY’S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR FISCAL YEAR 2016.	MANAGEMENT	FOR	FOR

IMPERIAL METALS CORPORATION

Security	452892102	Meeting Type	Annual

Ticker Symbol	IPMLF	Meeting Date	27-May-2016

ISIN	CA4528921022	Agenda	934391602 - Management

Item	Proposal	Proposed by	Vote	For/Against Management

01	DIRECTOR	MANAGEMENT

	1 PIERRE LEBEL		FOR	FOR

	2 J. BRIAN KYNOCH		FOR	FOR

	3 LARRY G. MOELLER		FOR	FOR

	4 THEODORE W. MURARO		FOR	FOR

	5 LAURIE PARE		FOR	FOR

	6 EDWARD A. YURKOWSKI		FOR	FOR

02	APPOINTMENT OF DELOITTE LLP AS AUDITORS OF THE COMPANY FOR THE ENSUING YEAR AND AUTHORIZING THE DIRECTORS TO FIX THEIR REMUNERATION.	MANAGEMENT	FOR	FOR

03	TO APPROVE ALL UNALLOCATED STOCK OPTIONS UNDER THE COMPANY’S AMENDED AND RESTATED STOCK OPTION PLAN (2007).	MANAGEMENT	FOR	FOR

Proxy Voting Record

REGISTRANT NAME: FAIRHOLME FUNDS, INC.

INVESTMENT COMPANY ACT FILE NUMBER:  811-09607

REPORTING PERIOD: 07/01/2015 - 06/30/2016

REGISTRANT ADDRESS: 4400 Biscayne Boulevard 9th Floor, Miami, FL 33137

NAME OF SERIES (AS APPLICABLE): THE FAIRHOLME FOCUSED INCOME FUND

The Fairholme Focused Income Fund Proxy Voting Report

FIDELITY MONEY MARKET PORTFOLIO

Security	31607A109	Meeting Type	Special

Ticker Symbol	FNSXX	Meeting Date	12-Feb-2016

ISIN	US31607A1097	Agenda	934286421 - Management

Item	Proposal	Proposed by	Vote	For/Against Management

1.	DIRECTOR	MANAGEMENT

	1 ELIZABETH S. ACTON		FOR	FOR

	2 JOHN ENGLER		FOR	FOR

	3 ALBERT R. GAMPER, JR.		FOR	FOR

	4 ROBERT F. GARTLAND		FOR	FOR

	5 ABIGAIL P. JOHNSON		FOR	FOR

	6 ARTHUR E. JOHNSON		FOR	FOR

	7 MICHAEL E. KENNEALLY		FOR	FOR

	8 JAMES H. KEYES		FOR	FOR

	9 MARIE L. KNOWLES		FOR	FOR

	10 GEOFFREY A. VON KUHN		FOR	FOR

SERITAGE GROWTH PROPERTIES

Security	81752R100	Meeting Type	Annual

Ticker Symbol	SRG	Meeting Date	3-May-16

ISIN	US81752R1005	Agenda	934374593 - Management

Item	Proposal	Proposed by	Vote	For/Against Management

1.1	ELECTION OF CLASS I TRUSTEE: DAVID S. FAWER	MANAGEMENT	FOR	FOR

1.2	ELECTION OF CLASS I TRUSTEE: THOMAS M. STEINBERG	MANAGEMENT	FOR	FOR

2	PROPOSAL TO RATIFY THE APPOINTMENT OF DELOITTE & TOUCHE LLP AS OUR INDEPENDENT PUBLIC ACCOUNTING FIRM FOR FISCALY YEAR 2016	MANAGEMENT	FOR	FOR

Proxy Voting Record

REGISTRANT NAME: FAIRHOLME FUNDS, INC.

INVESTMENT COMPANY ACT FILE NUMBER:  811-09607

REPORTING PERIOD: 07/01/2015 - 06/30/2016

REGISTRANT ADDRESS: 4400 Biscayne Boulevard 9th Floor, Miami, FL 33137

NAME OF SERIES (AS APPLICABLE): THE FAIRHOLME ALLOCATION FUND

The Fairholme Allocation Fund Proxy Voting Report

HOMEFED CORPORATION

Security	43739D307	Meeting Type	Annual

Ticker Symbol	HOFD	Meeting Date	15-Jul-2015

ISIN	US43739D3070	Agenda	934251264 - Management

Item	Proposal	Proposed by	Vote	For/Against Management

1.	DIRECTOR	MANAGEMENT

	1 PATRICK D. BIENVENUE		FOR	FOR

	2 PAUL J. BORDEN		FOR	FOR

	3 TIMOTHY M. CONSIDINE		FOR	FOR

	4 IAN M. CUMMING		FOR	FOR

	5 BRIAN P. FRIEDMAN		FOR	FOR

	6 MICHAEL A. LOBATZ		FOR	FOR

	7 JOSEPH S. STEINBERG		FOR	FOR

2.	APPROVE EXECUTIVE COMPENSATION ON AN ADVISORY BASIS.	MANAGEMENT	FOR	FOR

3.	RATIFY THE SELECTION OF PRICEWATERHOUSECOOPERS LLP AS INDEPENDENT AUDITORS OF THE COMPANY FOR 2015.	MANAGEMENT	FOR	FOR

FIDELITY MONEY MARKET PORTFOLIO

Security	31607A109	Meeting Type	Special

Ticker Symbol	FNSXX	Meeting Date	12-Feb-2016

ISIN	US31607A1097	Agenda	934286421 - Management

Item	Proposal	Proposed by	Vote	For/Against Management

1.	DIRECTOR	MANAGEMENT

	1 ELIZABETH S. ACTON		FOR	FOR

	2 JOHN ENGLER		FOR	FOR

	3 ALBERT R. GAMPER, JR.		FOR	FOR

	4 ROBERT F. GARTLAND		FOR	FOR

	5 ABIGAIL P. JOHNSON		FOR	FOR

	6 ARTHUR E. JOHNSON		FOR	FOR

	7 MICHAEL E. KENNEALLY		FOR	FOR

	8 JAMES H. KEYES		FOR	FOR

	9 MARIE L. KNOWLES		FOR	FOR

	10 GEOFFREY A. VON KUHN		FOR	FOR

SEARS CANADA INC.

Security	81234D109	Meeting Type	Annual and Special Meeting

Ticker Symbol	SRSC	Meeting Date	27-Apr-2016

ISIN	CA81234D1096	Agenda	934355098 - Management

Item	Proposal	Proposed by	Vote	For/Against Management

01	DIRECTOR	MANAGEMENT

	1 R. RAJA KHANNA		FOR	FOR

	2 CARRIE KIRKMAN		FOR	FOR

	3 DEBORAH E. ROSATI		FOR	FOR

	4 ANAND A. SAMUEL		FOR	FOR

	5 GRAHAM SAVAGE		FOR	FOR

	6 S. JEFFREY STOLLENWERCK		FOR	FOR

	7 BRANDON G. STRANZL		FOR	FOR

02	IN RESPECT OF THE APPOINTMENT OF DELOITTE LLP AS THE CORPORATION’S AUDITORS, AND AUTHORIZING THE BOARD OF DIRECTORS OF THE CORPORATION TO SET THE AUDITORS’ REMUNERATION.	MANAGEMENT	FOR	FOR

03	APPROVING THE OMNIBUS EQUITY INCENTIVE PLAN, AS MORE FULLY DESCRIBED IN THE ACCOMPANYING MANAGEMENT PROXY CIRCULAR.	MANAGEMENT	FOR	FOR

MRC GLOBAL INC.

Security	55345K103	Meeting Type	Annual

Ticker Symbol	MRC	Meeting Date	28-Apr-2016

ISIN	US55345K1034	Agenda	934342700 - Management

Item	Proposal	Proposed by	Vote	For/Against Management

1.	DIRECTOR	MANAGEMENT

	1 ANDREW R. LANE		FOR	FOR

	2 LEONARD M. ANTHONY		FOR	FOR

	3 RHYS J. BEST		FOR	FOR

	4 BARBARA J. DUGANIER		FOR	FOR

	5 CRAIG KETCHUM		FOR	FOR

	6 GERARD P. KRANS		FOR	FOR

	7 CORNELIS A. LINSE		FOR	FOR

	8 JOHN A. PERKINS		FOR	FOR

	9 H.B. WEHRLE, III		FOR	FOR

	10 ROBERT L. WOOD		FOR	FOR

2.	APPROVE A NON-BINDING ADVISORY RESOLUTION APPROVING THE COMPANY’S NAMED EXECUTIVE OFFICER COMPENSATION.	MANAGEMENT	FOR	FOR

3.	RATIFICATION OF ERNST & YOUNG LLP AS OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR 2016.	MANAGEMENT	FOR	FOR

SERITAGE GROWTH PROPERTIES

Security	81752R100	Meeting Type	Annual

Ticker Symbol	SRG	Meeting Date	3-May-16

ISIN	US81752R1005	Agenda	934374593 - Management

Item	Proposal	Proposed by	Vote	For/Against Management

1.1	ELECTION OF CLASS I TRUSTEE: DAVID S. FAWER	MANAGEMENT	FOR	FOR

1.2	ELECTION OF CLASS I TRUSTEE: THOMAS M. STEINBERG	MANAGEMENT	FOR	FOR

2	PROPOSAL TO RATIFY THE APPOINTMENT OF DELOITTE & TOUCHE LLP AS OUR INDEPENDENT PUBLIC ACCOUNTING FIRM FOR FISCALY YEAR 2016	MANAGEMENT	FOR	FOR

SEARS HOLDINGS CORPORATION

Security	812350106	Meeting Type	Annual

Ticker Symbol	SHLD	Meeting Date	11-May-2016

ISIN	US8123501061	Agenda	934360075 - Management

Item	Proposal	Proposed by	Vote	For/Against Management

1.	DIRECTOR	MANAGEMENT

	1 CESAR L. ALVAREZ		FOR	FOR

	2 BRUCE R. BERKOWITZ		FOR	FOR

	3 PAUL G. DEPODESTA		FOR	FOR

	4 ALESIA J. HAAS		FOR	FOR

	5 KUNAL S. KAMLANI		FOR	FOR

	6 WILLIAM C. KUNKLER, III		FOR	FOR

	7 EDWARD S. LAMPERT		FOR	FOR

	8 STEVEN T. MNUCHIN		FOR	FOR

	9 ANN N. REESE		FOR	FOR

	10 THOMAS J. TISCH		FOR	FOR

2.	ADVISORY VOTE TO APPROVE THE COMPENSATION OF OUR NAMED EXECUTIVE OFFICERS.	MANAGEMENT	FOR	FOR

3.	RATIFY THE APPOINTMENT BY THE AUDIT COMMITTEE OF DELOITTE & TOUCHE LLP AS THE COMPANY’S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR FISCAL YEAR 2016.	MANAGEMENT	FOR	FOR

LANDS’ END, INC.

Security	51509F105	Meeting Type	Annual

Ticker Symbol	LE	Meeting Date	12-May-2016

ISIN	US51509F1057	Agenda	934360835 - Management

Item	Proposal	Proposed by	Vote	For/Against Management

1.	DIRECTOR	MANAGEMENT

	1 ROBERT GALVIN		FOR	FOR

	2 ELIZABETH DARST LEYKUM		FOR	FOR

	3 JOSEPHINE LINDEN		FOR	FOR

	4 FEDERICA MARCHIONNI		FOR	FOR

	5 JOHN T. MCCLAIN		FOR	FOR

	6 JIGNESH PATEL		FOR	FOR

	7 JONAH STAW		FOR	FOR

2.	ADVISORY VOTE TO APPROVE THE COMPENSATION OF OUR NAMED EXECUTIVE OFFICERS.	MANAGEMENT	FOR	FOR

3.	RATIFY THE APPOINTMENT BY THE AUDIT COMMITTEE OF DELOITTE & TOUCHE LLP AS THE COMPANY’S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR FISCAL YEAR 2016.	MANAGEMENT	FOR	FOR

NOW INC.

Security	67011P100	Meeting Type	Annual

Ticker Symbol	DNOW	Meeting Date	25-May-2016

ISIN	US67011P1003	Agenda	934395597 - Management

Item	Proposal	Proposed by	Vote	For/Against Management

1A.	ELECTION OF DIRECTOR: MICHAEL FRAZIER	MANAGEMENT	FOR	FOR

1B.	ELECTION OF DIRECTOR: J. WAYNE RICHARDS	MANAGEMENT	FOR	FOR

1C.	ELECTION OF DIRECTOR: ROBERT WORKMAN	MANAGEMENT	FOR	FOR

2.	RATIFICATION OF APPOINTMENT OF ERNST & YOUNG LLP AS INDEPENDENT AUDITORS FOR 2016.	MANAGEMENT	FOR	FOR

3.	APPROVAL OF COMPENSATION OF OUR NAMED EXECUTIVE OFFICERS.	MANAGEMENT	FOR	FOR

IMPERIAL METALS CORPORATION

Security	452892102	Meeting Type	Annual

Ticker Symbol	IPMLF	Meeting Date	27-May-2016

ISIN	CA4528921022	Agenda	934391602 - Management

Item	Proposal	Proposed by	Vote	For/Against Management

01	DIRECTOR	MANAGEMENT

	1 PIERRE LEBEL		FOR	FOR

	2 J. BRIAN KYNOCH		FOR	FOR

	3 LARRY G. MOELLER		FOR	FOR

	4 THEODORE W. MURARO		FOR	FOR

	5 LAURIE PARE		FOR	FOR

	6 EDWARD A. YURKOWSKI		FOR	FOR

02	APPOINTMENT OF DELOITTE LLP AS AUDITORS OF THE COMPANY FOR THE ENSUING YEAR AND AUTHORIZING THE DIRECTORS TO FIX THEIR REMUNERATION.	MANAGEMENT	FOR	FOR

03	TO APPROVE ALL UNALLOCATED STOCK OPTIONS UNDER THE COMPANY’S AMENDED AND RESTATED STOCK OPTION PLAN (2007).	MANAGEMENT	FOR	FOR

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Fairholme Funds, Inc.

By (Signature and Title)*	/s/ Bruce R. Berkowitz
Bruce R. Berkowitz, President
(principal executive officer)

Date	August 1, 2016

*	Print the name and title of each signing officer under his or her signature.